Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Mar. 31, 2014
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	143,743,889	135,460,867
Common shares outstanding	143,743,889	135,460,867